UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:   BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus

Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund

Value
Master Focus Growth LLC	$131,777,092

Total Investments — 100.1% (Cost: $89,184,957)	131,777,092
Liabilities in Excess of Other Assets — (0.1)%	(124,500)

Net Assets — 100.0%	$131,652,592

Notes to Consolidated Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $131,777,092 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended November 30, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (unaudited) November 30, 2017	Master Focus Growth LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.1%

Banks — 4.9%
Bank of America Corp.	144,160	$4,060,987
First Republic Bank	25,139	2,401,780

		6,462,767

Beverages — 2.9%
Constellation Brands, Inc., Class A	17,551	3,818,922

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.(a)	19,494	2,140,636
Vertex Pharmaceuticals, Inc.(a)	10,845	1,564,825

		3,705,461

Chemicals — 1.4%
DowDuPont, Inc.	26,455	1,903,702

Construction Materials — 1.9%
Vulcan Materials Co.	19,399	2,437,484

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	14,532	2,804,821

Diversified Telecommunication Services — 1.2%
Zayo Group Holdings, Inc.(a)(b)	45,458	1,606,486

Energy Equipment & Services — 1.8%
Halliburton Co.	56,375	2,355,348

Equity Real Estate Investment Trusts (REITs) — 0.8%
Equinix, Inc.	2,282	1,059,966

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(a)	102,496	2,693,595

Health Care Providers & Services — 5.3%
UnitedHealth Group, Inc.	30,470	6,952,340

Hotels, Restaurants & Leisure — 2.1%
Domino’s Pizza, Inc.	14,932	2,779,741

Internet & Direct Marketing Retail — 14.8%
Amazon.com, Inc.(a)	10,007	11,775,737
Netflix, Inc.(a)	17,260	3,237,631
Priceline Group, Inc.(a)	2,584	4,495,411

		19,508,779

Internet Software & Services — 14.5%
Alibaba Group Holding Ltd. — ADR(a)	5,714	1,011,835
Alphabet, Inc., Class A(a)	7,060	7,315,360
Facebook, Inc., Class A(a)	27,499	4,872,273
MercadoLibre, Inc.	3,976	1,093,957
Tencent Holdings Ltd.	93,400	4,782,187

		19,075,612

IT Services — 7.5%
Global Payments, Inc.	5,790	582,242
PayPal Holdings, Inc.(a)	35,418	2,682,205
Visa, Inc., Class A	59,303	6,676,925

		9,941,372

Life Sciences Tools & Services — 1.6%
Illumina, Inc.(a)	8,961	2,061,299

Pharmaceuticals — 1.5%
Zoetis, Inc.	27,301	1,973,589

Professional Services — 1.6%
Equifax, Inc.	18,510	2,112,361

Road & Rail — 1.0%
Union Pacific Corp.	10,516	1,330,274

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding NV, Registered Shares(b)	10,341	$1,815,052
Broadcom Ltd.	5,229	1,453,348
NVIDIA Corp.	9,850	1,976,994
Teradyne, Inc.	48,727	1,971,982

		7,217,376

Software — 12.8%
Activision Blizzard, Inc.	18,968	1,183,603
Adobe Systems, Inc.(a)	15,383	2,791,553
Autodesk, Inc.(a)	26,487	2,905,624
Electronic Arts, Inc.(a)	17,359	1,846,130
Microsoft Corp.	95,406	8,030,323
Zendesk, Inc.(a)	2,995	100,662

		16,857,895

Specialty Retail — 4.5%
Home Depot, Inc.	16,650	2,994,003
Ulta Salon Cosmetics & Fragrance, Inc.(a)	13,129	2,910,831

		5,904,834

Technology Hardware, Storage & Peripherals — 1.6%
Apple Inc.	12,339	2,120,457

Total Common Stocks — 96.1% (Cost: $85,497,005)		126,684,481

Preferred Stocks — 2.3%

Internet Software & Services
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102), 0.00%(a)(c)(d)	64,404	2,448,640

Software
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061), 0.00%(a)(c)(d)	97,563	553,182

Total Preferred Stocks — 2.3% (Cost: $1,597,163)		3,001,822

Total Long-Term Investments — 98.4% (Cost: $87,094,168)		129,686,303

Short-Term Securities — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96%(e)(g)	2,529,171	2,529,171
SL Liquidity Series, LLC, Money Market Series, 1.33%(e)(f)(g)	3,364,842	3,364,842

Total Short-Term Investments — 4.5% (Cost: $5,894,013)		5,894,013

Total Investments — 102.9% (Cost: $92,988,181)		135,580,316

Liabilities in Excess of Other Assets — (2.9)%		(3,803,224)

Net Assets — 100.0%		$131,777,092

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	Master Focus Growth LLC (Percentages shown are based on Net Assets)

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $3,001,822, representing 2.3% of its net assets as of period end, and an original cost of $1,597,163.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/2017	Net Activity	Shares Held at 11/30/2017	Value at 11/30/2017	Income		Net Realized Gain (loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,332,428	(2,803,257)	2,529,171	$2,529,171	$6,342		$—	$—
SL Liquidity Series, LLC Money Market Series	1,640,938	1,723,904	3,364,842	3,364,842	797	(b)	7	—

Total				$5,894,013	$7,139		$7	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•	For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR     American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2017, certain of the Fund’s investments were valued using net asset value (“NAV”) per share or its equivalent as a practical expedient for fair value and have been excluded from the fair value hierarchy.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	Master Focus Growth LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Banks	$6,462,767	$—	$—	$6,462,767
Beverages	3,818,922	—	—	3,818,922
Biotechnology	3,705,461	—	—	3,705,461
Chemicals	1,903,702	—	—	1,903,702
Construction Materials	2,437,484	—	—	2,437,484
Diversified Financial Services	2,804,821	—	—	2,804,821
Diversified Telecommunication Services	1,606,486	—	—	1,606,486
Energy Equipment & Services	2,355,348	—	—	2,355,348
Equity Real Estate Investment Trusts (REITs)	1,059,966	—	—	1,059,966
Health Care Equipment & Supplies	2,693,595	—	—	2,693,595
Health Care Providers & Services	6,952,340	—	—	6,952,340
Hotels, Restaurants & Leisure	2,779,741	—	—	2,779,741
Internet & Direct Marketing Retail	19,508,779	—	—	19,508,779
Internet Software & Services	14,293,425	4,782,187	—	19,075,612
IT Services	9,941,372	—	—	9,941,372
Life Sciences Tools & Services	2,061,299	—	—	2,061,299
Pharmaceuticals	1,973,589	—	—	1,973,589
Professional Services	2,112,361	—	—	2,112,361
Road & Rail	1,330,274	—	—	1,330,274
Semiconductors & Semiconductor Equipment	7,217,376	—	—	7,217,376
Software	16,857,895	—	—	16,857,895
Specialty Retail	5,904,834	—	—	5,904,834
Technology Hardware, Storage & Peripherals	2,120,457	—	—	2,120,457
Preferred Stocks:
Internet Software & Services	—	—	2,448,640	2,448,640
Software	—	—	553,182	553,182
Short-Term Securities	2,529,171	—	—	2,529,171

Subtotal	$124,431,465	$4,782,187	$3,001,822	$132,215,474

Investments Valued at NAV(a)				3,364,842

Total Investments				$135,580,316

(a)	As of November 30, 2017, certain of the Master LLC’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

During the period ended November 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2017	$3,797,211
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(795,389)
Purchases	—
Sales	—
Closing Balance, as of November 30, 2017	$3,001,822

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017[1]	$(795,389)

[1]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	Master Focus Growth LLC

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$3,001,822	Market	Revenue Multiple[1]	9.27x - 11.50x	9.68x

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 22, 2018